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           AIM INTERNATIONAL GROWTH FUND -- CLASS A, B, C AND R SHARES

                          Supplement dated May 1, 2006
                    to the Prospectus dated February 28, 2006
                         as supplemented April 21, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on page 8 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         o Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

                           A lead manager generally has final authority over all
                  aspects of a portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

                           They are assisted by the advisor's Asia Pacific/Latin
                  America and Europe/Canada Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

                           The fund's Statement of Additional Information
                  provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."
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                          INSTITUTIONAL CLASS SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

                          Supplement dated May 1, 2006
                    to the Prospectus dated February 28, 2006
                         as supplemented April 21, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on page 7 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         o Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

                           A lead manager generally has final authority over all
                  aspects of a portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

                           They are assisted by the advisor's Asia Pacific/Latin
                  America and Europe/Canada Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

                           The fund's Statement of Additional Information
                  provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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AIM INTERNATIONAL CORE EQUITY FUND -- CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated May 1, 2006
                    to the Prospectus dated February 28, 2006
                         as supplemented April 21, 2006

The following information should replace in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities. The fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers' view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 100% of its assets in foreign securities."

The following information should replace in its entirety the second paragraph under the heading "FUND MANAGEMENT -- ADVISOR COMPENSATION" on page 7 of the prospectus:

         "A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement and the sub-advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended October 31, 2005."




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        AIM INTERNATIONAL CORE EQUITY FUND -- INSTITUTIONAL CLASS SHARES

                          Supplement dated May 1, 2006
                    to the Prospectus dated February 28, 2006
                         as supplemented April 21, 2006

The following information should replace in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities. The fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers' view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 100% of its assets in foreign securities."

The following information should replace in its entirety the second paragraph under the heading "FUND MANAGEMENT -- ADVISOR COMPENSATION" on page 6 of the prospectus:

         "A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement and the sub-advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended October 31, 2005."